Interests in joint venture (Details) $ in Thousands		12 Months Ended
	Dec. 14, 2020 product	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Interest in joint venture		$ 31,152	$ 41,236
Deferred Gain On Investment In Joint Venture		23,539
Fair value of equity interest in joint venture		48,040	50,000
Proportion of ownership interest in joint operation	51.00%
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Number Of Products Developed And Commercialized In Joint Venture | product	1
Number Of Product Candidates Developed And Commercialized In Joint Venture | product	3
Interest in joint venture		31,152	41,236	$ 47,908
Share of results in joint venture		$ (10,084)	(6,672)
Gain On Investment In Joint Venture			$ 24,501